Domestic Medium Term Notes Program (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Opening balance	$ 2,361.2	$ 1,907.7	$ 108.9
Settlements			(105.3)
Translation			(3.6)
Closing balance	$ 2,361.2	$ 1,907.7